PROPERTY, PLANT & EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2015
TwoThousandTwelve [Member]
PROPERTY, PLANT & EQUIPMENT

	2015	2014	2013

Furniture and Fixtures	$6,404	$6,612	$6,619
Machinery and Equipment	17,117	17,357	17,372
COST	23,521	23,969	23,991
Less: Accumulated depreciation/amortization
Furniture and Fixtures	3,096	1,873	552
Machinery and Equipment	9,551	6,390	2,921
	12,647	8,263	3,473
NET	$10,874	$15,706	$20,518